Oil And Natural Gas Capitalized Costs	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Oil And Natural Gas Capitalized Costs
19.	OIL AND NATURAL GAS CAPITALIZED COSTS (UNAUDITED)

Our aggregate capitalized costs for natural gas and oil production activities with applicable accumulated depreciation, depletion and amortization are presented below and exclude any properties classified as Assets Held for Sale (in thousands):

	2015	2014
Consolidated Entities:
Proven Oil and Natural Gas Properties	$1,239,430	$1,079,039
Pipelines and Support Equipment	17,030	24,248
Field Operation Vehicles and Other Equipment	28,064	27,030
Wells and Facilities in Progress	144,408	127,597
Unproven Properties	262,992	322,413

Total	1,691,924	1,580,327
Less Accumulated Depreciation and Depletion	(696,447)	(362,804)

Total	$995,477	$1,217,523
Share of Equity Method Investments:
Pipelines and Support Equipment	19,970	19,946
Wells and Facilities in Progress	—	—

Total	19,970	19,946
Less Accumulated Depreciation and Depletion	(3,411)	(2,611)

Total	$16,559	$17,335